UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 10, 2009


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $2,594,071 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AUTOMATIC DATA PROCESSIN	COMMON		053015103  222452  5654600 SH		SOLE			0  5465600  189000
AVON PRODS INC			COMMON		054303102   68904  2867400 SH		SOLE			0  2771300   96100
BERKSHIRE HATHAWAY INC B	COMMON		084670207  109610    34104 SH		SOLE			0    33014    1090
COCA COLA CO			COMMON		191216100  200270  4423900 SH		SOLE			0  4278600  145300
DISNEY WALT CO			COM DISNEY	254687106  141241  6224800 SH		SOLE			0  6025253  199547
GENERAL ELEC CO			COMMON		369604103   97148  5996820 SH		SOLE			0  5796320  200500
GOLDMAN SACHS GROUP INC		COMMON		38141G104   66170   784100 SH		SOLE			0   757500   26600
INTERNATIONAL BUSINESS M	COMMON		459200101  213671  2538865 SH		SOLE			0  2454065   84800
JOHNSON & JOHNSON		COMMON		478160104  216381  3616600 SH		SOLE			0  3494900  121700
LOWES COS INC			COMMON		548661107  141584  6579200 SH		SOLE			0  6362500  216700
MICROSOFT CORP			COMMON		594918104  133481  6866300 SH		SOLE			0  6635700  230600
PEPSICO INC			COMMON		713448108  171216  3126100 SH		SOLE			0  3022800  103300
PROCTER & GAMBLE CO		COMMON		742718109  222620  3601100 SH		SOLE			0  3479400  121700
SPDR TR				COMMON		78462F103    2076    23000 SH		SOLE			0    23000       0
SCHLUMBERGER LTD		COMMON		806857108   72122  1703800 SH		SOLE			0  1646300   57500
3M CO				COMMON		88579Y101  104964  1824200 SH		SOLE			0  1765000   59200
WAL MART STORES INC		COMMON		931142103  226482  4040000 SH		SOLE			0  3907800  132200
WELLS FARGO & CO NEW		COMMON		949746101  183678  6230600 SH		SOLE			0  6024800  205800

